Business Segment and Significant Customer Information - Summary of Revenue by Country (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
		Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2015		Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Entity Wide Revenue Major Customer [Line Items]
Revenues			$ 48,511			$ 78,297
Predecessor
Entity Wide Revenue Major Customer [Line Items]
Revenues		$ 23,540		$ 214,383			$ 434,904	$ 772,265		$ 882,904		$ 728,256
Congo
Entity Wide Revenue Major Customer [Line Items]
Revenues			25,421			39,280
Congo | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Revenues		13,769		60,881			121,242	247,415
Malaysia
Entity Wide Revenue Major Customer [Line Items]
Revenues			9,023			14,959
Malaysia | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Revenues		3,319								165,004		87,672
Indonesia
Entity Wide Revenue Major Customer [Line Items]
Revenues			9,165			14,401
Indonesia | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Revenues		4,214
India | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Revenues				52,207			105,181	189,973		207,309		208,100
U.S. | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Revenues				53,910			95,814	128,157				170,199
Other countries
Entity Wide Revenue Major Customer [Line Items]
Revenues	[1]		$ 4,902			$ 9,657
Other countries | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Revenues		$ 2,238 [1]		$ 47,385	[1]		$ 112,667 [1]	$ 206,720	[2]	303,172	[2]	$ 262,285	[2]
GABON | Predecessor
Entity Wide Revenue Major Customer [Line Items]
Revenues										$ 207,419

[1]	Other countries represent countries in which we operate that individually had operating revenues representing less than 10% of total revenues earned.
[2]	Other countries represent countries in which we operate that individually had operating revenues representing less than 10 percent of total revenues earned.